Principal Accounting Policies - Schedule of Consolidated Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	¥ 349,077		¥ 213,538		¥ 295,463		$ 54,778
Restricted cash	46,521		50,566		327,052		7,300
Short-term investments	615,901		1,353,670				96,648
Accounts receivable, net	111,941		264,134				17,566
Amounts due from related parties	14,969		23,913				2,349
Prepayments and other current assets	337,033		378,704				52,888
Total current assets	1,475,442		2,284,525				231,529
Non-current assets
Long-term investments	201,947		266,866				31,690
Property and equipment, net	98,159		111,697				15,403
Intangible assets, net	55,376		71,362				8,690
Operating lease right-of-use assets, net	48,115		42,293				7,550
Goodwill	232,007		232,007		232,007		36,407	$ 36,407
Other non-current assets	92,111		91,180				14,454
Total non-current assets	822,367		912,118				129,047
Total assets	2,297,809		3,196,643				360,576
Current liabilities
Short-term borrowings	9,981		60,679				1,566
Accounts and notes payable	383,626		705,838				60,199
Salary and welfare payable	33,761		47,487				5,298
Taxes payable	8,004		6,004				1,256
Advances from customers	139,777		208,762				21,934
Operating lease liabilities, current	16,556		18,264				2,598
Amounts due to related parties	4,679		21,034				734
Accrued expenses and other current liabilities	382,629		676,501				60,043
Total current liabilities	979,013		1,744,569				153,628
Non-current liabilities
Operating lease liabilities, non-current	38,832		34,367				6,094
Deferred tax liabilities	12,479		14,861				1,958
Total non-current liabilities	65,655		74,859				10,303
Total liabilities	1,044,668		1,819,428				163,931
Net loss attributable to Tuniu Corporation	(121,524)	$ (19,070)	(1,307,956)		(694,565)
Net cash used in operating activities	(226,342)	(35,519)	(1,313,115)		(120,461)
Net cash (used in)/provided by investing activities	703,826	110,447	1,159,063		(578,134)
Net cash provided by/(used in) financing activities	(344,562)	(54,069)	(209,546)		485,110
Loan borrowings	8,099				137,325
Loan repayments			133,455
Other financing activities	(284,100)		(133,455)		543,497
Royalty [Member]
Non-current liabilities
Net revenues		21,117	77,565		84,209
Service [Member]
Non-current liabilities
Net loss attributable to Tuniu Corporation | $		16,308		$ 12,813		$ 30,420
The Affiliated Entities [Member]
Current assets
Cash and cash equivalents	89,431		115,737				14,034
Restricted cash	20,410		49,068				3,203
Short-term investments	306,100		685,773				48,034
Accounts receivable, net	111,941		153,844				17,566
Intercompany receivables	424,829		504,780				66,665
Amounts due from related parties	14,805		23,856				2,323
Prepayments and other current assets	46,455		214,164				7,290
Total current assets	1,013,971		1,747,222				159,115
Non-current assets
Long-term investments	175,947		232,068				27,610
Property and equipment, net	41,062		46,346				6,444
Intangible assets, net	51,925		61,682				8,148
Operating lease right-of-use assets, net	27,841		37,182				4,369
Goodwill	184,619		185,004				28,971
Other non-current assets	86,766		83,328				13,615
Total non-current assets	568,160		645,610				89,157
Total assets	1,582,131		2,392,832				248,272
Current liabilities
Short-term borrowings	184,546		251,685				28,959
Accounts and notes payable	325,716		604,766				51,112
Intercompany payable	5,271,506		5,293,093				827,215
Salary and welfare payable	24,689		38,397				3,874
Taxes payable	4,113		3,384				645
Advances from customers	123,625		192,965				19,399
Operating lease liabilities, current	4,457		9,527				699
Amounts due to related parties	2,198		2,198				345
Accrued expenses and other current liabilities	330,723		630,330				51,898
Total current liabilities	6,271,573		7,026,345				984,146
Non-current liabilities
Operating lease liabilities, non-current	23,935		30,108				3,756
Deferred tax liabilities	10,341		12,019				1,623
Total non-current liabilities	34,276		42,127				5,379
Total liabilities	6,305,849		7,068,472				$ 989,525
Net revenues	249,589	39,166	485,702		1,181,747
Net loss attributable to Tuniu Corporation	(42,858)	(6,726)	(509,406)		(334,832)
Net cash used in operating activities	(190,429)	(29,882)	(849,609)		(505,492)
Net cash (used in)/provided by investing activities	411,467	64,568	901,947		(246,340)
Net cash provided by/(used in) financing activities	¥ (276,001)	$ (43,311)	¥ (332,455)		¥ 680,822